Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

		At December 31,
	Note	2018	2019	2020
		(in thousands)
Current
Convertible debt	14.1	—	7,329	—
Venture debt	14.2	823	5,109	6,104
Interest-bearing receivables financing	14.3	10,295	4,068	14,228
Total current portion		$11,118	$16,506	$20,332
Non-current
Convertible debt	14.1	$19,723	$23,342	$26,074
Convertible debt embedded derivative	14.1	—	—	12,395
Venture debt	14.2	11,811	7,071	2,172
Total non-current portion		$31,534	$30,413	$40,641
Consequently, the conversion rate of the convertible notes into ADS was adjusted as follows:

Security	Contractual conversion rate/exercise price per share	Adjusted conversion rate/exercise price per ADS as of Nov 29, 2019
2015 notes, 2018 notes, warrants	$1.70	$6.80
2016 notes	$2.25	$9.00
2019-1 notes	$1.21	$4.84
2019-2 notes	$1.03	$4.12